Deconsolidation - Schedule of Net Assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	May 19, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Net Assets [Line Items]
Total current assets	¥ 9,898,358	$ 1,382,723		¥ 216,613	$ 30,134
Total non-current assets	65,294,000	9,121,057		400,000	55,645
Total assets	75,192,358	10,503,780		616,613	85,779
Total liabilities	54,136,002	7,562,373		1,632,790	227,142
Total net assets	21,056,356	2,941,407		(1,016,177)	(141,363)
Total dividends paid to holding	30,375,793	4,243,259	¥ 30,375,793
Total consideration	2,977,491	415,932		10	1
Total loss on disposal	¥ 12,296,928	$ 1,717,784		¥ 1,416,187	$ 197,010